Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 21, 2020	Nov. 27, 2018	Nov. 04, 2018
Disclosure of classes of share capital [line items]
Number of shares issued	13,000	31,000
Selling, general and administrative expenses	$ 49,957	$ 36,436	$ 34,644
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	12,661	31,749
Issuance of ordinary shares price per share	$ 21.09	$ 16.38
Percentage of total issued shares (excluding treasury shares) of Kenon	3.00%
Fair value of the shares granted	$ 267	$ 520	404
Selling, general and administrative expenses	$ 350	$ 511	$ 732
Board of Director [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares price per share					$ 1.86	$ 1.21
Fair value of the shares granted					$ 100,000	$ 65,000
Shareholders [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares price per share				$ 2.23
Fair value of the shares granted				$ 120,000